UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington , DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
INVESTMENT COMPANY

Investment Company Act file number 811-04750

FENIMORE ASSET MANAGEMENT TRUST
(Exact name of Registrant as specified in charter)

384 North Grand Street
Cobleskill, New York 12043
(Address of principal executive offices) (Zip code)

Thomas O. Putnam Fenimore Asset Management Trust 384 North Grand Street Cobleskill , New York 12043 (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-932-3271

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW , Washington , DC 20549-0609 The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.Section 3507.

Item 1.Schedule of Investments.

Converted by EDGARwiz

March 31, 2015

FAM VALUE FUND

INDUSTRY

SECURITY DESCRIPTION

SHARES/PAR

MARKET VALUE

ADVERTISING AGENCIES

INTERPUBLIC GROUP

1,182,700

26,161,324

AUTO PARTS & EQUIP.

AUTOZONE, INC.*

41,700

28,446,072

AUTOMOTIVE

CARMAX, INC.*

550,000

37,955,500

BANKING

M&T BANK CORP

95,000

12,065,000

BANK OF THE OZARKS

506,000

18,686,580

SOUTH STATE CORP

234,110

16,010,782

46,762,362

COMMERCIAL SERVICES

McGRATH RENTCORP

347,000

11,419,770

COMPUTER SOFTWARE & SVC

CDW CORPORATION

858,000

31,951,920

DIVERSIFIED MANUFACTURING

ILLINOIS TOOL WORKS

339,950

33,022,743

ELECTRONIC EQUIPMENT

FLIR SYSTEMS INC

564,728

17,664,691

HEALTH CARE DISTRIBUTION

PATTERSON COS INC

445,000

21,711,550

HEALTH CARE EQUIP/DEVICES

STRYKER CORP

266,000

24,538,500

WATERS CORP.*

125,000

15,540,000

HEALTH CARE EQUIP/DEVICES TOTALS:

40,078,500

HEALTH CARE SERVICES

MEDNAX, INC.*

776,400

56,296,764

HOME FURNISHINGS

MOHAWK INDUSTRIES*

103,100

19,150,825

HOTELS

STARWOOD HOTELS

121,000

10,103,500

INSURANCE AGENCY

BROWN & BROWN INC

1,409,696

46,675,034

INVESTMENT MANAGEMENT

FRANKLIN RESOURCES

480,000

24,633,600

T ROWE PRICE GROUP

190,000

15,386,200

INVESTMENT MANAGEMENT   TOTALS:

40,019,800

MACHINERY & EQUIPMENT

DONALDSON COMPANY

642,400

24,224,904

GRACO INC.

180,550

13,028,488

IDEX CORP.

576,750

43,734,952

MACHINERY & EQUIPMENT   TOTALS:

80,988,344

OIL & GAS EXPLORATION

EOG RESOURCES, INC

297,000

27,231,930

EVOLUTION PETROLEUM

285,646

1,699,593

SOUTHWESTERN ENERGY*

178,000

4,127,820

OIL & GAS EXPLORATION   TOTALS:

33,059,343

PROPERTY & CASUALTY INS   13.2397%

BERKSHIRE HATHAWAY*

163

35,452,500

LOEWS CORP

269,700

11,011,851

MARKEL CORPORATION*

64,850

49,867,056

WHITE MOUNTAINS INS

60,693

41,545,572

PROPERTY & CASUALTY INS TOTALS:

137,876,979

PUBLISHING

JOHN WILEY & SON

217,000

13,267,380

REAL ESTATE DEVELOPMENT

BROOKFIELD ASSET MGT

735,000

39,403,350

FOREST CITY ENTERPRISES*

600,000

15,312,000

REAL ESTATE DEVELOPMENT TOTALS:

54,715,350

RESTAURANTS

YUM! BRANDS, INC.

330,600

26,024,832

RETAIL STORES

BED BATH & BEYOND*

345,600

26,533,440

ROSS STORES, INC

469,844

49,502,763

RETAIL STORES

TOTALS:

76,036,203

SEMICONDUCTORS

MICROCHIP TECHNOLOGY

260,000

12,714,000

XILINX, INC

200,000

8,460,000

SEMICONDUCTORS

TOTALS:

21,174,000

TRANSPORTATION

FORWARD AIR CORP

389,233

21,135,351

KNIGHT TRANSPORT

576,900

18,605,025

TRANSPORTATION

TOTALS:

39,740,376

MONEY MARKETS

AIM SHORT TERM TREAS

90,968,049

FINAL TOTALS

1,041,271,217

March 31, 2015

FAM EQUITY-INCOME

INDUSTRY

SECURITY DESCRIPTION

SHARES/PAR

MARKET VALUE

BANKING

M&T BANK CORP

15,000

1,905,000

SOUTH STATE CORP

58,000

3,966,620

5,871,620

COMMERCIAL SERVICES

McGRATH RENTCORP

146,264

4,813,548

COMPUTER SOFTWARE & SVC

CDW CORPORATION

217,000

8,081,080

CONSUMER STAPLES

FLOWERS FOODS, INC

378,850

8,615,049

DATA PROCESS & OUTSOURC

WESTERN UNION CO

100,000

2,081,000

HAZARDOUS WASTE DISPOSA

US ECOLOGY INC

148,569

7,423,992

HEALTH CARE EQUIP/DEVICES

STRYKER CORP

105,500

9,732,375

MERIDIAN BIOSCIENCE

78,000

1,488,240

11,220,615

HEALTH CARE SERVICES

LANDAUER INC

50,000

1,757,000

HEALTHCARE DISTRIBUTION

PATTERSON COS INC

96,000

4,683,840

HOUSEHOLD DURABLES

TUPPERWARE BRANDS CO

66,000

4,555,320

INSURANCE AGENCY

ARTHUR J GALLAGHER

137,920

6,447,760

INVESTMENT MANAGEMENT

FRANKLIN RESOURCES

66,900

3,433,308

MACHINERY & EQUIPMENT

DONALDSON COMPANY

125,600

4,736,376

IDEX CORP.

62,984

4,776,076

9,512,452

OIL & GAS EXPLORATION

EOG RESOURCES, INC

78,000

7,151,820

PACKAGED GOODS

McCORMICK & CO

27,000

2,081,970

PROPERTY & CASUALTY INS

ONEBEACON INS. GROUP

211,866

3,222,481

PUBLISHING

JOHN WILEY & SON

8,350

510,519

REITS ‐ DATA CENTER

DIGITAL REALTY TRUST

87,000

5,738,520

REITS ‐ DIVERSIFIED

WINTHROP REALTY TR .

95,350

1,556,112

RETAIL ‐ APPAREL

AMERICAN EAGLE OUTFITERS

114,000

1,947,120

RETAIL STORES

DESTINATION MATERNITY

7,800

117,468

DSW INC.

133,201

4,912,452

ROSS STORES, INC

98,843

10,414,098

15,444,019

SEMICONDUCTORS

ALTERA CORP

61,000

2,617,510

MICROCHIP TECHNOLOGY

101,000

4,938,900

XILINX, INC

156,414

6,616,312

14,172,722

SPECIALTY CHEMICAL

SIGMA‐ALDRICH CORP.

11,000

1,520,750

TECHNOLOGY

NATIONAL INSTRUMENTS

122,000

3,908,880

TOYS

MATTEL, INC

253,299

5,787,882

UTILITIES/WATER

AQUA AMERICA INC

198,750

5,237,062

CASH EQUIVALENTS

AIM SHORT TERM TREAS

7,961,469

FINAL TOTALS

154,737,915

March 31, 2015

FAM SMALL CAP FUND

INDUSTRY

SECURITY DESCRIPTION

SHARES/PAR

MARKET VALUE

BANKING

FIRST NBC BANK HLDG*

121,000

3,990,580

HUDSON VALLEY HLDG

124,000

3,169,440

PINNACLE FINANCIAL

26,500

1,178,190

SOUTH STATE CORP

13,300

909,587

STONEGATE BANK

55,600

1,678,564

10,926,361

COMMERCIAL SERVICES

MISTRAS GROUP, INC.*

161,100

3,102,786

McGRATH RENTCORP

49,500

1,629,045

4,731,831

COMPUTER SOFTWARE & SVC

PC CONNECTION

114,100

2,976,869

DIVERSIFIED HOLDING CO.

BIGLARI HOLDINGS INC.*

9,733

4,030,435

ELECTRONIC MANUFACTURIN

FABRINET*

250,150

4,750,348

HAZARDOUS WASTE DISPOSA

US ECOLOGY INC

41,800

2,088,746

HEALTH CARE EQUIP/DEVIC

MERIDIAN BIOSCIENCE

40,000

763,200

HEALTH CARE SERVICES

LANDAUER INC

58,578

2,058,430

INDUSTRIAL MACHINERY

JOHN BEAN TECHNOL.

53,000

1,893,160

INVESTMENT MANAGEMENT

DIAMOND HILL INVESTMENT

12,250

1,960,000

WESTWOOD HOLDINGS GR

38,987

2,350,916

4,310,916

OIL & GAS EXPLORATION

EVOLUTION PETROLEUM

422,200

2,512,090

PROP & CASUALTY INS

AMERISAFE, INC

33,500

1,549,375

HALLMARK FINL SVCS*

280,000

2,968,000

INFINITY P&C CORP.

34,265

2,811,443

7,328,818

REAL ESTATE MGMT & DEVELOPMENT

CONS TOMOKA LAND CO

33,200

1,980,712

REITS ‐ DIVERSIFIED

WINTHROP REALTY TRUST

90,750

1,481,040

RETAIL STORES

DESTINATION MATERNIT

150,000

2,259,000

TRANSPORTATION

ECHO GLOBAL LOGISTIC*

102,200

2,785,972

FRP HOLDINGS INC*

107,835

3,925,194

NEW PATRIOT

35,945

897,546

7,608,712

WHOLESALE WIRE & CABLE

HOUSTON WIRE & CABLE

211,167

2,054,654

CASH EQUIVALENTS

AIM SHORT TERM TREAS

9,845,935

FINAL TOTALS

73,601,261

*Non-income-producing security

**  FAM Funds - March 31, 2015

Value Fund

Equity-Income

Small Cap

Unrealized appreciation (a)

$599,696,690

$62,525,387

$14,589,500

Unrealized depreciation (b)

-$1,933,452

-$2,818,004

-$3,141,491

Net unrealized apprec/deprec ( c)

$597,763,238

$59,707,383

$11,448,009

Aggregate cost of securities (d)

$443,507,979

$95,030,532

$62,153,252

The following is a summary of each Series significant accounting policies, which are in accordance with accounting principles generally accepted in the United States of America (“GAAP”),  followed by the

Funds in the preparation of its financial statements.

a)    Valuation of Securities

Securities traded on a national securities exchange or admitted to trading on NASDAQ are valued at the last reported sale price or the NASDAQ official closing price. Common stocks for which no sale was reported, and over-the-counter securities, are valued at the last reported bid price. Short-term securities are carried at amortized cost, which approximates value. Securities for which market quotations are not readily available or have not traded are valued at fair value as determined by procedures established by the Board of Trustees. Investments in Invesco Short Term Treasury Fund are

valued at that fund’s net asset value.

GAAP establishes a three-tier framework for measuring fair value based on a hierarchy of inputs.  The hierarchy distinguishes between market data obtained from independent sources

(observable inputs) and the Fund’s own market assumptions (unobservable inputs).  These inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for identical securities in inactive markets and quoted prices for similar securities)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Series net assets as of September 30, 2014:

FAM Value Fund

Level 1

Common Stocks

$950,303,167

Temporary Investments

$  90,968,050

Total Investments in Securities

$1,041,271,217

FAM Equity-Income Fund

Level 1

Common Stocks

$146,776,445

Temporary Investments

$   7,961,470

Total Investments in Securities

$154,737,915

FAM Small Cap Fund

Level 1

Common Stocks

$  63,755,326

Temporary Investments

$    9,845,935

Total Investments in Securities

$   73,601,261

During the period ended March 31, 2015 there were no Level 2 or 3 inputs used to value the Funds’

net assets.  Refer to the Statement of Investments to view securities segregated by industry type.

Notes to Schedule of Investments (unaudited )

Valuation of Securities

Securities traded on a national securities exchange or admitted to trading on NASDAQ are valued at the last reported sale price or the NASDAQ official closing price. Common stocks for which no sale was reported, and over-the-counter securities, are valued at the last reported bid price. Short-term securities are carried at amortized cost, which approximates value. Securities for which market quotations are not readily available or have not traded are valued at fair value as determined by procedures established by the Board of Trustees.

Federal Income Taxes

It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

Other

Securities transactions are recorded on trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

For additional information regarding the Funds' policy regarding valuation and other significant accounting policies, please see each Fund's most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission's website, www.sec.gov or visit FAM Fund's website at: www.FAMFunds.com.

Item 2. Controls and Procedures.

(a) Based on an evaluation of Registrant's Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the "Disclosure Controls"), as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits herewith are separate certifications for Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FENIMORE ASSET MANAGEMENT TRUST

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas O. Putnam
Thomas O. Putnam
President (Principal Executive Officer)

Date:	MAY 11, 2015
By:	/s/ Thomas O. Putnam
Thomas O. Putnam
President (Principal Executive Officer)

Date:	MAY 11, 2015

By:	/s/ Joseph A. Bucci
Joseph A. Bucci
Treasurer (Principal Financial Officer)

Date:	May 11, 2015